Label	Element	Value
Document And Entity Information Elements	alps_DocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2017
Registrant Name	dei_EntityRegistrantName	ALPS ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001414040
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 03, 2018
Document Effective Date	dei_DocumentEffectiveDate	May 03, 2018
Prospectus Date	rr_ProspectusDate	Mar. 31, 2018